REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 522,310	$ 413,439	$ 322,856
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	431,295	376,718	297,476
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	90,980	36,687	25,349
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 35	$ 34	$ 31